Cash Flow Information - Schedule of Supplemental Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental disclosure
Income taxes paid, net of recoveries	$ 179.3	$ 112.7
Interest paid, net of receipts	$ 83.7	$ 96.6